Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
Schedule of Borrowings	The balance of borrowings consisted of the following:

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
Bank of China Xinyu Branch (a)	$11,400	$11,744
Export-Import Bank of China Jiangxi Branch (b)	6,199	6,386
Agricultural Bank of China Xinyu Branch (c)	-	5,872
Xinyu Rural Commercial Bank Gaoxin Branch (d)	4,275	-
Total short-term borrowings	21,874	24,002
Industrial and Commercial Bank of China Limited Xinyu High Tech Branch (e)	143	147
Total long-term borrowing, current	143	147
Industrial and Commercial Bank of China Limited Xinyu High Tech Branch (e)	8,336	8,514
Total long-term borrowing, non-current	8,336	8,514
Total Borrowings	$30,353	$32,663

(a)	As of December 31, 2025, Jiangxi Leibotai had an outstanding bank loan of $1,425 (RMB10,000) from Bank of China Xinyu Branch, bearing an annual interest rate of 2.90% and maturing on March 18, 2026. The loan was guaranteed by Jiangxi Yibo and was fully repaid in March 2026. For the six months ended June 30, 2026, Jiangxi Leibotai entered into another bank loan agreement of $1,468 (RMB10,000) with Bank of China Xinyu Branch, with a maturity date of March 22, 2027 and an annual interest rate of 3.00%, which was guaranteed by Jiangxi Yibo. As of June 30, 2026, Jiangxi Yibo had two outstanding bank loans totaling $10,276 (RMB70,000) from Bank of China Xinyu Branch, each bearing an annual interest rate of 3.00%, which matured on July 9, 2026 and July 22, 2026, respectively. The bank loans were guaranteed by Jiangxi Leibotai and secured by the land use rights and properties owned by Jiangxi Yibo. These two loans were fully repaid in July 2026.

(b)	On September 9, 2025, Jiangxi Yibo entered into a bank loan agreement in the amount of $6,386 (RMB43,500) with Export-Import Bank of China Jiangxi Branch, bearing an annual interest rate of 3.00% and maturing on September 8, 2026. The loan was guaranteed by Xinyu High-Tech Investment Co., Ltd., a related party of the Group (see Note 17).
(c)	On January 1, 2026, Jiangxi Yibo entered into a bank loan agreement with Agricultural Bank of China Xinyu Branch in the amount of approximately $5,872 (RMB40,000), bearing an annual interest rate of 2.90% and maturing on December 30, 2026. The loan was secured by a mortgage over the properties of Jiangxi Yibo.

(d)	On January 14, 2025, Jiangxi Yibo entered into a bank loan of $4,275 (RMB30,000), bearing an annual interest rate of 3.35% and maturing on January 13, 2026. The loan was guaranteed by a related party of the Group (See Note 17). The loan was fully repaid in January 2026.

(e)	On August 29, 2025, Jiangxi Yibo entered into a three-year bank loan agreement with a principal amount of $8,809 (RMB60,000), bearing an annual interest rate of 3.00% and maturing on August 28, 2028, which was guaranteed by Planet Image. In accordance with the repayment schedule stipulated in this agreement, Jiangxi Yibo has repaid $148 (RMB1,000) of principal as of June 30, 2026. As of June 30, 2026, the outstanding balance was $8,661 (RMB59,000). The following is the principal repayment schedule for the long-term loan as of June 30, 2026:

Schedule of Principal Repayment	The following is the principal repayment schedule for the long-term loan as of June 30, 2026:
Year ending December 31,	Repayment amount
Remainder of 2026	$74
2027	146
2028	8,441
Total	$8,661